Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	Initial interest rate %	First call date	2018 £m	2017 £m
Santander UK plc issued:
– £300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares	6.222	May 2019	14	14
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			151	152

			400	401